Loans Principal, Interest and Financing Service Fee Receivables - Schedule of Loans Principal, Interest and Financing Service Fee Receivables (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Loans Principal, Interest and Financing Service Fee Receivables [Abstract]
Home equity loans:		¥ 1,358,158,651	¥ 6,510,850,772
- Individually evaluated	[1]	(130,293,599)	(79,208,134)
- Collectively evaluated	[1]	(121,024,672)	(548,717,233)
Subtotal	[1]	(251,318,270)	(627,925,367)
Net loans principal, interest and financing service fee receivables of home equity loan	[1]	1,106,840,380	5,882,925,405
Corporate loans:
Loans principal, interest and financing service fee receivables		1,129,660,142	1,034,432,534
Less: allowance for credit losses		(62,730,405)	(50,094,979)
Net loans principal, interest and financing service fee receivables of corporate loan		1,066,929,737	984,337,555
Net loans principal, interest and financing service fee receivables		¥ 2,173,770,117	¥ 6,867,262,960

[1]	Allowance for credit losses The allowance for credit losses for home equity loans as of December 31, 2025 was RMB251 million, a decrease from RMB627 million as of December 31, 2024. The decrease was primarily driven by the combined effect of a decrease in allowances that are collectively evaluated and an increase in allowances that are individually evaluated. The decrease in allowances that are collectively evaluated are mainly due to the decrease of the Company’s outstanding loan principal. The increase of allowances that are individually evaluated are mainly due to the increase in the outstanding loan principal of NPLs.